Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Liabilities and Other Payables
Accrued marketing expenses	¥ 777,572		¥ 1,321,776
Leasing liabilities - current portion	¥ 238,687		¥ 206,758
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total
Payables to producers and licensors	¥ 159,950		¥ 139,951
Consideration payable for acquisitions and investments	110,518		526,453
Professional fees	94,342		64,510
Deposits	48,637		40,445
Interest payable	17,731		26,469
Advances from/payables to third parties	6,420		14,386
Other staff related cost	5,372		5,325
Others	75,733		70,882
Total	¥ 1,534,962	$ 222,548	¥ 2,416,955